Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended
	Jul. 22, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	May 31, 2023
Subsequent Event [Line Items]
Issuance of warrants (in Shares)			400,000	132,464
Gross proceeds private placement			$ 3,286
Warrant expiration term					2 years
Net proceeds from issuance of note payable			771	$ 1,525
Net proceeds from related party				524
Pre-Funded Warrant [Member]
Subsequent Event [Line Items]
Exercise price per share (in Dollars per share)			$ 0.001
Percentage of common stock outstanding			9.99%
PIPE Common Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share (in Dollars per share)			$ 1.39
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Issuance of warrants (in Shares)			201,439
Exercise price per share (in Dollars per share)			$ 1.7375
Warrant expiration term			5 years
Percentage of placement agent warrants cash fees payment			8.00%
Percentage of purchase a number of shares of common stock			7.00%
Series A Warrants [Member]
Subsequent Event [Line Items]
Issuance of warrants (in Shares)			2,877,698
Warrant expiration term			5 years
Series B Warrants [Member]
Subsequent Event [Line Items]
Issuance of warrants (in Shares)			2,877,698
Warrant expiration term			12 months
Subsequent Event [Member] | Note Payable [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Promissory note issued		$ 298
Net proceeds from issuance of note payable		227
Subsequent Event [Member] | Note Payable [Member] | Promissory Note Related Party [Member]
Subsequent Event [Line Items]
Promissory note issued		165
Net proceeds from related party		$ 150
Private Placement [Member]
Subsequent Event [Line Items]
Gross proceeds private placement				$ 11,382
Payment of fees and expenses			$ 405
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds private placement	$ 4,000
Private Placement [Member] | Subsequent Event [Member] | Pre-Funded Warrant [Member]
Subsequent Event [Line Items]
Issuance of warrants (in Shares)	2,877,698
Private Placement [Member] | Subsequent Event [Member] | PIPE Common Warrants [Member]
Subsequent Event [Line Items]
Issuance of warrants (in Shares)	5,755,396
Private Placement [Member] | Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Payment of fees and expenses	$ 405